Portfolio of Investments (unaudited)
As of July 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—134.8%
ANGOLA—0.4%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)(b)		$2,504,000	$2,542,550
ARGENTINA—0.5%
MSU Green Energy, 9.75%, 06/16/2036(a)(b)(c)		3,338,197	3,262,420
AUSTRIA—1.4%
ams-OSRAM AG, 7.25%, 05/31/2032(a)(b)	EUR	7,860,000	9,142,325
BRAZIL—3.0%
Azul Secured Finance LLP, 9.88%, 02/15/2031(a)(b)		$3,220,000	2,978,500
Braskem Netherlands Finance BV, 8.00%, 10/15/2034(a)(b)		4,164,000	2,258,970
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		4,643,000	4,806,318
Samarco Mineracao SA, 9.500% Cash or 9.000% PIK, 06/30/2031(a)(b)		10,103,679	10,180,296
Total Brazil			20,224,084
CANADA—1.5%
Saturn Oil & Gas, Inc., 8.50%, 07/30/2031(a)(b)		10,014,000	10,041,760
ECUADOR—0.0%
Corp. Quiport SA, 9.00%, 12/15/2037(a)(b)(c)		334,000	364,015
FRANCE—3.3%
Altice France SA
5.38%, 04/15/2032(a)(b)	EUR	1,129,574	1,271,596
5.63%, 07/15/2032(a)(b)		1,212,653	1,373,746
CAB SELAS, 7.75%, 08/09/2031(a)(b)		5,171,500	6,068,381
Societe Generale SA, VRN, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(d)		$10,420,000	10,858,724
Viridien, 10.00%, 10/15/2030(a)(b)		2,444,000	2,551,059
Total France			22,123,506
GERMANY—5.8%
Aroundtown Finance SARL, VRN, (fixed rate to 08/07/2029, variable rate thereafter), 7.88%, 08/07/2029(d)		8,190,000	8,215,660
Cheplapharm Arzneimittel GmbH
7.13%, 06/15/2031(a)(b)	EUR	4,900,000	5,738,668
6.75%, 02/15/2032(a)(b)		10,834,000	12,546,364
CTEC II GmbH, 5.25%, 02/15/2030(a)(b)		4,438,000	4,925,499
ZF North America Capital, Inc., 6.88%, 04/23/2032(a)(b)		$7,733,000	7,597,435
Total Germany			39,023,626
GREECE—0.5%
Intralot Capital Luxembourg SA, 6.75%, 10/15/2031(a)(b)	EUR	3,000,000	3,512,352
IRELAND—5.6%
Cimpress PLC, 7.38%, 09/15/2032(a)(b)		$10,560,000	10,590,339
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)(b)		7,352,000	7,611,724
TrueNoord Capital DAC, 8.75%, 03/01/2030(a)(b)		8,024,000	8,315,319
	Shares or Principal Amount		Value

Virgin Media O2 Vendor Financing Notes VIII DAC, 8.88%, 07/15/2033(a)(b)	GBP	11,939,000	$10,850,546
Total Ireland			37,367,928
ITALY—3.2%
Fibercop SpA, 7.72%, 06/04/2038(a)(b)		$10,250,000	10,629,619
Gruppo San Donato SpA, 6.50%, 10/31/2031(a)(b)	EUR	5,367,000	6,055,516
Lutech SpA, 8.13%, 05/15/2031(a)(b)		4,035,000	4,697,178
Total Italy			21,382,313
JAMAICA—1.3%
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/2032(a)(b)		$8,370,000	8,643,130
JERSEY—1.6%
Waga Bondco Ltd., 8.50%, 06/15/2030(a)(b)	GBP	10,000,000	11,034,047
LUXEMBOURG—6.4%
Cidron Aida Finco SARL
7.00%, 10/27/2031(a)(b)	EUR	4,300,000	4,726,002
9.13%, 10/27/2031(a)(b)	GBP	7,192,000	9,290,095
LHMC Finco 2 SARL, 8.625% Cash or 9.375% PIK, 05/15/2030(a)(b)	EUR	5,552,578	6,606,945
Mitsubishi UFJ Investor Services & Banking Luxembourg SA, FRN, 3 mo. Euribor + 4.500%, Series PRX, 6.70%, 12/15/2050(e)		7,500,000	6,047,471
Summer BC Holdco B SARL
5.88%, 02/15/2030(a)(b)		2,299,000	2,252,080
FRN, 3 mo. Euribor + 4.250%, 6.53%, 02/15/2030(a)(b)(e)		2,582,000	2,519,031
Vivion Investments SARL, VRN, (fixed rate to 03/08/2031, variable rate thereafter), 8.13%, 03/08/2031(a)(d)		11,400,000	11,741,549
Total Luxembourg			43,183,173
MEXICO—2.6%
Petroleos Mexicanos
5.95%, 01/28/2031(b)		$10,785,000	10,564,062
6.75%, 09/21/2047		875,000	715,750
Saavi Energia SARL, 8.88%, 02/10/2035(a)(b)		5,464,000	5,905,491
Total Mexico			17,185,303
NETHERLANDS—4.3%
Sigma Holdco BV, 8.63%, 04/15/2031(b)	EUR	10,000,000	8,928,907
VZ Vendor Financing II BV, 2.88%, 01/15/2029(a)(b)		8,000,000	8,673,349
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b)		$9,100,000	7,393,731
5.13%, 02/28/2030(a)(b)		4,500,000	3,656,962
Total Netherlands			28,652,949
NIGERIA—0.5%
BOI Finance BV, 7.50%, 02/16/2027(a)(f)	EUR	464,000	543,732
IHS Holding Ltd., 7.88%, 05/29/2030(a)(b)		$2,589,000	2,654,252
Total Nigeria			3,197,984
PERU—0.0%
Petroleos del Peru SA, 5.63%, 06/19/2047(a)		522,000	373,674
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
SERBIA—0.5%
Telecommunications Co. Telekom Srbija AD Belgrade, 6.75%, 05/18/2033(a)(b)	EUR	3,068,000	$3,587,420
SLOVENIA—2.4%
Summer BidCo BV, 8.875% Cash or 9.625% PIK, 01/31/2031(a)(b)		13,907,771	16,429,005
SOUTH AFRICA—1.5%
Liquid Telecommunications Financing PLC, 10.75%, 04/14/2031(a)(b)		$3,733,000	3,891,312
Sasol Financing USA LLC, 8.75%, 04/10/2033(a)(b)		6,038,000	6,294,615
Total South Africa			10,185,927
SWITZERLAND—0.7%
UBS Group AG, VRN, (fixed rate to 01/08/2031, variable rate thereafter), 6.63%, 01/08/2031(a)(d)		4,603,000	4,590,466
TURKEY—1.9%
Akbank TAS, VRN, (fixed rate to 02/19/2031, variable rate thereafter), 7.95%, 02/19/2031(a)(d)		7,522,000	7,220,424
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		5,742,000	5,777,496
Total Turkey			12,997,920
UKRAINE—0.1%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)		543,727	471,003
UNITED KINGDOM—33.4%
888 Acquisitions Ltd., 8.00%, 09/30/2031(a)(b)	EUR	10,393,000	12,351,722
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(a)(b)		$4,198,000	4,177,846
Bellis Acquisition Co. PLC
8.13%, 05/14/2030(a)(b)	GBP	2,900,000	3,662,290
8.13%, 05/14/2030(a)(b)		13,438,000	16,970,293
8.00%, 07/01/2031(a)(b)	EUR	3,700,000	4,132,091
Boots Group Finco LP, 7.38%, 08/31/2032(a)(b)	GBP	3,100,000	4,272,493
Edge Finco PLC, 8.13%, 08/15/2031(a)(b)		6,000,000	8,384,934
EnQuest PLC, 9.88%, 04/30/2031(a)(b)		$15,804,000	16,430,763
Ephios Subco 1 SARL, 9.250% Cash or 10.000% PIK, 01/15/2032(a)(b)	EUR	7,200,000	8,219,885
Greene King Finance PLC, 1 day GBP SONIA + 1.919%, Series B1, 5.67%, 12/15/2034(b)(c)(e)	GBP	5,250,000	6,536,170
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		9,051,000	12,564,321
INEOS Quattro Finance 2 PLC, 6.75%, 04/15/2030(a)(b)	EUR	5,000,000	4,566,239
Jerrold Finco PLC
8.50%, 07/15/2032(a)(b)	GBP	2,300,000	3,111,023
8.50%, 07/15/2032(a)(b)		5,000,000	6,763,094
Maison Finco PLC
7.25%, 04/30/2032(a)(b)		5,000,000	6,364,298
7.25%, 04/30/2032(a)(b)		2,600,000	3,309,435
	Shares or Principal Amount		Value

Market Bidco Finco PLC, 8.75%, 01/31/2031(a)(b)	GBP	9,006,000	$11,955,935
Mobico Group PLC, 3.63%, 11/20/2028(a)(b)		6,004,000	7,579,476
PCC Global PLC, 8.25%, 11/15/2030(a)(b)	EUR	10,341,000	9,866,593
Sherwood Financing PLC
9.63%, 12/15/2029(a)(b)	GBP	11,028,000	15,066,120
9.63%, 12/15/2029(a)(b)		2,000,000	2,732,339
Stonegate Pub Co. Financing PLC
FRN, 3 mo. Euribor + 6.625%, 8.91%, 07/31/2029(a)(b)(e)	EUR	10,040,000	11,645,632
10.75%, 07/31/2029(a)(b)	GBP	6,368,000	8,720,723
UTB Partners PLC, VRN, (fixed rate to 05/30/2030, variable rate thereafter), 13.00%, 05/30/2030(a)(d)		6,930,000	10,251,129
Vanquis Banking Group PLC
VRN, (fixed rate to 10/13/2026, variable rate thereafter), 8.88%, 10/13/2026(a)(b)		845,000	1,143,820
VRN, (fixed rate to 11/01/2030, variable rate thereafter), 10.88%, 11/01/2030(a)(d)		6,866,000	9,554,400
Very Group Funding PLC, 6.000% Cash or 7.250% PIK, 08/01/2030(a)(b)		6,597,621	9,291,132
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/2032(a)(b)	EUR	4,524,000	4,524,295
Total United Kingdom			224,148,491
UNITED STATES—50.2%
1261229 BC Ltd., 10.00%, 04/15/2032(a)(b)		$5,443,000	5,564,096
Affinity Interactive, 6.88%, 12/15/2027(a)(b)(h)		24,822,000	12,162,780
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(a)(b)(c)		1,511,000	1,477,015
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/2032(a)(b)		4,759,000	4,814,328
Beazer Homes USA, Inc., 8.00%, 01/15/2032(a)(b)		10,113,000	10,312,671
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 6.50%, 06/15/2033(a)(b)	EUR	5,208,000	6,040,937
Cable One, Inc., 4.00%, 11/15/2030(a)(b)		$10,840,000	4,030,256
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028(a)(b)		7,214,000	3,708,853
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032(a)(b)		14,264,000	12,463,782
7.00%, 02/01/2033(a)(b)		4,479,000	4,292,362
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/2029(a)(b)		7,024,000	3,446,869
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034(a)(b)		7,483,000	7,580,743
Cloud Software Group LLC, 9.00%, 09/30/2029(a)(b)		9,104,000	8,919,659
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/2027(a)(b)		1,595,000	1,574,530
6.50%, 07/01/2032(a)(b)		4,451,000	3,961,479
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Income Credit Strategies Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
CoreWeave, Inc., 9.25%, 06/01/2030(a)(b)	$6,500,000	$6,074,617
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)	9,711,000	1,149,126
CSC Holdings LLC
5.75%, 01/15/2030(a)(b)	2,621,000	563,515
4.13%, 12/01/2030(a)(b)	3,925,000	2,195,258
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.88%, 06/01/2034(a)(b)	2,334,000	2,345,234
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 06/01/2032(a)(b)	7,728,000	7,907,946
Dotdash Meredith, Inc., 7.63%, 06/15/2032(a)(b)	13,230,000	12,412,258
ELK Grove Village Property LLC, 7.50%, 06/15/2031(a)(b)(c)	7,415,000	7,142,519
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)(b)	9,562,000	8,958,975
Figure Technology Solutions, Inc., 8.50%, 07/31/2031(a)(b)	3,035,000	2,987,182
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031(a)(b)	6,003,000	6,019,329
Goodyear Tire & Rubber Co.
5.25%, 07/15/2031(b)	2,733,000	2,427,574
8.88%, 07/15/2032(b)	7,614,000	7,814,720
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 05/15/2034(a)(b)	4,767,000	4,669,080
7.25%, 02/15/2035(a)(b)	8,533,000	8,463,298
Industrial F&B Investments III, Inc., 7.75%, 02/11/2033(a)(b)	5,071,000	5,148,612
ION Platform Finance U.S., Inc., 7.88%, 09/30/2032(a)(b)	11,780,000	9,329,912
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)	13,192,000	10,787,530
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(a)(b)	7,214,000	7,094,522
Men's Wearhouse LLC, 9.00%, 02/01/2031(a)(b)	8,018,000	8,550,652
Midcontinent Communications, 8.00%, 08/15/2032(a)(b)	5,615,000	4,768,457
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)(b)	4,909,000	4,920,384
National Mentor Holdings, Inc., 10.50%, 12/15/2030(a)(b)	7,994,000	8,430,896
Navient Corp., 7.88%, 06/15/2032(b)	10,430,000	9,771,617
New Cotai LLC, 5.00%, 02/02/2027(h)(i)	1,296,417	918,901
Newell Brands, Inc., 8.50%, 06/01/2028(a)(b)	7,363,000	7,685,019
OAK-Eagle Acquireco, Inc., 8.75%, 07/01/2034(a)(b)	7,308,000	7,698,883
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)(b)	1,024,000	969,445
9.50%, 06/01/2033(a)(b)	9,204,000	9,055,105
PennyMac Financial Services, Inc., 6.88%, 02/15/2033(a)(b)	5,153,000	4,889,411
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(a)(b)(c)	1,513,000	1,424,670
	Shares or Principal Amount		Value

Sanchez Energy Corp., 7.25%, 07/15/2023(g)		$257,000	$26
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, 07/15/2029(b)		4,268,000	4,087,265
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(a)(b)		4,077,000	4,123,531
Staples, Inc., 10.75%, 09/01/2029(a)(b)		9,195,000	8,798,253
Stellantis NV, VRN, (fixed rate to 12/16/2033, variable rate thereafter), 6.88%, 12/16/2033(a)(d)	EUR	10,985,000	12,180,922
Tutor Perini Corp., 6.63%, 07/15/2033(a)(b)		$4,775,000	4,792,637
Under Armour, Inc., 7.25%, 07/15/2030(a)(b)		3,003,000	3,059,090
Univision Communications, Inc.
9.38%, 08/01/2032(a)(b)		1,967,000	1,964,707
8.88%, 04/15/2033(a)(b)		9,854,000	9,540,885
Venture Global LNG, Inc., VRN, (fixed rate to 09/30/2029, variable rate thereafter), 9.00%, 09/30/2029(a)(d)		5,064,000	5,043,643
Whirlpool Corp.
5.50%, 03/01/2033(b)		3,679,000	2,863,932
6.50%, 06/15/2033(b)		8,901,000	7,542,238
Total United States			336,922,136
ZAMBIA—2.2%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)(b)		7,990,000	8,312,189
8.00%, 03/01/2033(a)(b)		4,219,000	4,383,786
6.38%, 02/15/2036(a)(b)		1,995,000	1,930,452
Total Zambia			14,626,427
Total Corporate Bonds			905,215,934
BANK LOANS—1.9%
UNITED KINGDOM—1.9%
CD&R Firefly Bidco Ltd. 2025 GBP Term Loan, 8.23%, 07/03/2031(e)	GBP	9,700,000	13,124,951
Total Bank Loans			13,124,951
EXCHANGE-TRADED FUNDS—1.5%
iShares Broad USD High Yield Corporate Bond ETFFirst Quantum Minerals Ltd.		271,689	9,992,721
Total Exchange-Traded Funds			9,992,721
GOVERNMENT BONDS—0.9%
EGYPT—0.7%
Egypt Government International Bonds
7.63%, 05/29/2032(a)		$2,929,000	2,937,077
8.50%, 01/31/2047(a)		1,223,000	1,146,729
7.90%, 02/21/2048(a)		928,000	816,588
Total Egypt			4,900,394
IVORY COAST—0.2%
Ivory Coast Government International Bonds, 6.63%, 03/22/2048(a)(c)	EUR	919,000	995,362
Total Government Bonds			5,895,756
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
abrdn Income Credit Strategies Fund

Shares or Principal Amount		Value
COMMON STOCKS—0.1%
AUSTRALIA—0.0%
BIS Industries Ltd.(h)(i)(j)	804,308	$1
HONG KONG—0.1%
Studio City International Holdings Ltd., ADR(j)	98,050	184,334
Studio City International Holdings Ltd., ADR(j)	183,525	345,027
Total Hong Kong		529,361
UNITED STATES—0.0%
Mitel(i)(j)	2,201	22,010
New Cotai LLC(h)(i)(j)	971,487	–
Thunderbird Resources Equity, Inc.(h)(i)(j)	7	–
Total United States		22,010
Total Common Stocks		551,372
SHORT-TERM INVESTMENT—5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62%(k)	35,557,161	35,557,161
Total Short-Term Investment		35,557,161
Total Investments (Cost $1,025,586,974)—144.5%		970,337,895
Long Term Debt Securities		(280,000,000)
Liabilities in Excess of Other Assets—(2.8%)		(19,002,644)
Net Assets—100.0%		$671,335,251

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Sinkable security.
(d)	Perpetual maturity. Maturity date presented represents the next call date.
(e)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2026.
(f)	Denotes the security is government guaranteed.
(g)	Security is in default.
(h)	Illiquid security.
(i)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(j)	Non-income producing security.
(k)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of July 31, 2026.
Amounts listed as “–” are $0 or round to $0.

ADR	American Depositary Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
VRN	Variable Rate Note
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
USD	U.S. Dollar

As of July 31, 2026, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/14/2026	BNP Paribas S.A.	GBP	5,677,813	USD	7,627,817	$7,652,174	$24,357
08/14/2026	HSBC Bank PLC	GBP	5,863,687	USD	7,884,962	7,902,685	17,723
08/14/2026	Morgan Stanley & Co.	GBP	1,693,549	USD	2,262,068	2,282,452	20,384
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
abrdn Income Credit Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro/United States Dollar
08/14/2026	BNP Paribas S.A.	EUR	1,094,409	USD	1,247,082	$1,262,515	$15,433
08/14/2026	Morgan Stanley & Co.	EUR	8,091,612	USD	9,284,034	9,334,519	50,485
08/14/2026	Standard Chartered Bank	EUR	17,254,102	USD	19,673,581	19,904,407	230,826
Hong Kong Dollar/United States Dollar
08/14/2026	Deutsche Bank AG	HKD	8,022	USD	1,024	1,023	(1)
08/14/2026	HSBC Bank PLC	HKD	45,906	USD	5,863	5,856	(7)
08/14/2026	Morgan Stanley & Co.	HKD	11,264	USD	1,437	1,437	–
08/14/2026	Morgan Stanley & Co.	HKD	354,568	USD	45,256	45,227	(29)
08/14/2026	UBS AG	HKD	38,021	USD	4,853	4,850	(3)
Total						$48,397,145	$359,168

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/14/2026	Deutsche Bank AG	USD	198,106,742	GBP	147,950,954	$199,398,372	$(1,291,630)
08/14/2026	Morgan Stanley & Co.	USD	3,641,635	GBP	2,723,954	3,671,163	(29,528)
08/14/2026	UBS AG	USD	10,213,247	GBP	7,666,267	10,332,081	(118,834)
United States Dollar/Euro
08/14/2026	Deutsche Bank AG	USD	228,111,898	EUR	199,358,812	229,981,190	(1,869,292)
08/14/2026	HSBC Bank PLC	USD	5,345,610	EUR	4,666,122	5,382,859	(37,249)
United States Dollar/Hong Kong Dollar
08/14/2026	BNP Paribas S.A.	USD	1,954	HKD	15,318	1,954	–
08/14/2026	Morgan Stanley & Co.	USD	13,659	HKD	107,012	13,650	9
08/14/2026	UBS AG	USD	214,385	HKD	1,678,404	214,091	294
Total						$448,995,360	$(3,346,230)
Unrealized appreciation on forward foreign currency exchange contracts							$359,511
Unrealized depreciation on forward foreign currency exchange contracts							$(3,346,573)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:

6

Notes to Portfolio of Investments  (concluded)
July 31, 2026 (unaudited)

Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

7